Securities - Summary of Profit or Loss Recognized on FVOCI Securities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Total	$ (14)	$ 43
IFRS9 [member]
Disclosure of financial assets [line items]
Realized gains	50	64
Realized losses	(27)	(26)
(Provision for) reversal of credit losses on debt securities	(3)	3
Total	$ 20	$ 41